Litigation	12 Months Ended
Dec. 31, 2024
Litigation Disclosures [Abstract]
Litigation	LITIGATION
The Progressive Corporation and/or its insurance subsidiaries are named as defendants in various lawsuits arising out of claims made under insurance policies written by our insurance subsidiaries in the ordinary course of business. We consider all legal actions relating to such claims in establishing our loss and loss adjustment expense reserves.
In addition, The Progressive Corporation and/or its insurance subsidiaries are named as defendants in a number of class action or individual lawsuits that challenge certain of the operations of the subsidiaries.
We describe litigation contingencies for which a loss is probable. We also describe litigation contingencies for which a loss is reasonably possible (but not probable). When disclosing reasonably possible litigation contingencies, we will disclose the amount or range of possible loss, if we are able to make that determination and if material. We may also be exposed to litigation contingencies that are remote. Remote litigation contingencies are those for which the likelihood of a loss is slight at the balance sheet date. We do not disclose, or establish accruals for, remote litigation contingencies. See Note 1 – Reporting and Accounting Policies, Litigation Reserves for a discussion of our litigation reserving policy.
Each year, certain of our pending litigation matters may be brought to conclusion. Settlements that are complete are fully reflected in our financial statements. The amounts accrued and/or paid for settlements during the periods presented were not material to our consolidated financial condition, cash flows, or results of operations.
The pending lawsuits summarized below are in various stages of development, and the outcomes are uncertain until final disposition or, if probable and estimable, are accrued and immaterial as of December 31, 2024. At year end 2024, except to the extent an immaterial accrual has been established, we do not consider the losses from these pending cases to be both probable and estimable, and we are unable to estimate a range of loss at this time. It is not possible to determine loss exposure for a number of reasons, including, without limitation, one or more of the following:
•liability appears to be remote;
•putative class action lawsuits generally pose immaterial exposure until a class is actually certified, which, historically, has not been granted by courts in the vast majority of our cases in which class certification has been sought;
•even certified class action lawsuits are subject to decertification, denial of liability, and/or appeal;
•class definitions are often indefinite and preclude detailed exposure analysis; and
•complaints rarely state an amount sought as relief, and when such amount is stated, it often is a function of pleading requirements and may be unrelated to the potential exposure.
We plan to contest these suits vigorously, but may pursue settlement negotiations in some cases, as we deem appropriate. In the event that any one or more of these cases results in a substantial judgment against us, or settlement by us, or if our accruals (if any) prove to be inadequate, the resulting liability could have a material adverse effect on our consolidated financial condition, cash flows, and/or results of operations.
Lawsuits arising from insurance policies and operations, including but not limited to allegations involving claims adjustment and vehicle valuation, may be filed contemporaneously in multiple states. As of December 31, 2024, we are named as defendants in class action lawsuits pending in multiple states alleging that we improperly value total loss vehicle physical damage claims through the application of a negotiation adjustment in calculating such valuations. This includes nine states in which classes have been certified, and lawsuits styled as putative class actions pending in additional states. These lawsuits, which were filed at different times by different plaintiffs, feature certain similar claims and also include different allegations and are subject to various state laws. While we believe we have meritorious defenses and we are vigorously contesting these lawsuits, an unfavorable result in, or a settlement of, a significant number of these lawsuits could, in aggregation, have a material adverse effect on our financial condition, cash flows, and/or results of operations. Based on information available to us, we determined that losses from these lawsuits are reasonably possible but neither probable nor reasonably estimable, other than for suits for which accruals have been established and are not material, as of December 31, 2024.
At December 31, 2024, the pending lawsuits summarized below, including those discussed above, are in various stages of development, and the outcomes are uncertain until final disposition or, if probable and estimable, are accrued and immaterial:
Lawsuits seeking class/collective action status alleging that:
•we improperly handle, adjust, and pay physical damage claims, including how we value total loss claims, the application of a negotiation adjustment in calculating total loss valuations, the payment of fees and taxes associated with total losses, and the payment of diminution of value damages.
•we improperly adjust personal injury protection (PIP) claims in Florida.
•we improperly adjust medical bills submitted by insureds or medical providers in medical claims.
•we improperly pay and reimburse Medicare Advantage Plans or Medicaid on first party medical, PIP, and bodily injury claims.
•we sell illusory uninsured and/or underinsured motorist coverage.
•we wrongfully withheld or delayed payments owed to insureds under uninsured/underinsured motorist coverage.
•we provided an insufficient amount of premium relief to California insureds in response to the COVID-19 pandemic.
•we improperly use marital status as a rating factor when setting premium in California.
•we fail to timely and fully refund premiums to insureds upon taking title to vehicles that have been deemed total losses.
•we mistitle vehicles by failing to include a salvage designation.
•we improperly pay post-arbitration award interest.
•we improperly funded a grant program for small businesses.
•we improperly raised insureds’ premiums during their current policy term.
•we improperly restrict the sale of optional physical damage coverage during weather-related events.
•we improperly communicate with insureds regarding payments during prohibited hours in Florida.
•we improperly share claimants’ contact information with a third party.
•we improperly fail to timely process and pay PIP claims in Texas.
•we improperly impose surcharges on employees in violation of the Employee Retirement Income Security Act of 1974 (ERISA).
Lawsuits certified or conditionally certified as class/collective actions alleging that:
•we improperly value total loss claims by applying a negotiation adjustment in Alabama, Arkansas, Colorado, Georgia, Indiana, New York, Ohio, Pennsylvania, and South Carolina.
•we improperly fail to pay fees and taxes associated with total losses in Michigan and New York.
•we improperly calculate basic economic loss as it relates to wage loss coverage in New York.
•we improperly reduce or deny PIP benefits when medical expenses are paid initially by health insurance in Arkansas.
•we sell illusory underinsured motorist coverage in New Mexico.
•we failed, based on a vendor data security incident, to properly secure and safeguard personally identifiable information.
Non-class/collective/representative lawsuits filed by different plaintiffs and subject to various state laws, alleging that certain business operations, commercial matters, and/or employment policies, practices, or decisions are improper.